Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued (in Shares)	6,013,500	6,545,386	545,386
Preferred stock, shares outstanding (in Shares)	6,013,500	6,545,386	545,386
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	700,000,000	700,000,000	700,000,000
Common stock, shares issued (in Shares)		8,575,686	8,575,686
Common stock, shares outstanding (in Shares)		8,575,547	8,575,547
Treasury stock, shares (in Shares)	139	139	139
Previously Reported [Member]
Common stock, shares issued (in Shares)	8,636,186	8,577,679
Common stock, shares outstanding (in Shares)	8,636,186	8,577,679